LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.35%
Other Expenses	[1]	0.12%	0.12%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.14%	0.14%
Total Annual Fund Operating Expenses	[2]	0.51%	0.86%
[1]	Other expenses and AFFE are based on estimates for the current fiscal year.
[2]	(including AFFE)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - USD ($)	1 year	3 years
Standard Class	52	164
Service Class	88	274

Expense Example, No Redemption - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - USD ($)	1 year	3 years
Standard Class	52	164
Service Class	88	274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.
Principal Investment Strategies
The Fund operates under a "fund of funds" structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares Exchange Traded Funds ("underlying ETFs") or financial instruments that provide exposure to such underlying ETFs. The underlying ETFs, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The Fund's underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC ("BlackRock"). The Fund also employs an actively managed risk-management strategy (the "risk management strategy") sub-advised by Milliman Financial Risk Management LLC ("Milliman" or "overlay manager"), which seeks to stabilize the Fund's overall portfolio volatility.

Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund's underlying ETF assets will be invested primarily in equity securities (stocks) and approximately 30% of the Fund's underlying ETF assets will be invested primarily in fixed income securities (bonds).

BlackRock develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund's largest allocation will be to underlying ETFs that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies, with growth and value characteristics. BlackRock defines small-capitalization companies as those with a market capitalization of less than $2 billion. BlackRock defines medium-capitalization companies as those with market capitalizations of between $2 billion and $10 billion. The foreign equity securities held by the underlying ETFs may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a larger number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

A smaller allocation will be made to underlying ETFs that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities, high yield securities (junk bonds), and securities backed by the U.S. Treasury.

The financial instruments that are intended to provide exposure similar to the exposure to the underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund's use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold US Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.

On at least an annual basis, the sub-adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying ETFs from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying ETFs to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The adviser uses various analytical tools and third party research to construct the portfolio. The underlying ETF selection is made based on the Fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying ETFs. The adviser also considers the portfolio characteristics and risk profile for each underlying ETF over various periods and market environments to assess each underlying ETF's suitability as an investment for the Fund.

Risk Management Strategy. The Fund's adviser has retained Milliman Financial Risk Management LLC ("Milliman" or "overlay manager") as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund's net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund's net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund's overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. "Volatility" in this context is a statistical measurement of the frequency and level of changes in the Fund's returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund's equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman's evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.

Additional Information About Investment Strategies

The Fund is non-diversified for purposes of the Investment Company Act of 1940 ("1940 Act"), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Exchange-Traded Fund ("ETF") Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer's credit rating may cause a decline in the value of the issuer's debt obligations. However, credit ratings may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds ("junk bonds"), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
  Risk Management Strategy Risk. The success of the Fund's risk management strategy depends in part on the overlay manager's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund's benefit. The risk management strategy may depend upon one or more of the overlay manager's proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund's performance may be negatively impacted in certain markets as a result of reliance on these models. The Fund's performance may also be impacted by the Fund's use of short futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, "v-shaped" markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about May 1, 2016. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.